Income tax credit (Tables)	12 Months Ended
Dec. 31, 2021
Income tax credit
Summary of income tax credit

	Year ended December 31,
	2021	2020	2019
	$	$	$
Current tax – Hong Kong Profits Tax
Provision for the year	1,164,222	—	7,266
Current tax – Overseas
Provision for the year	38,475	19,671	—
Deferred tax
Origination and reversal of temporary differences	2,530,047	(1,957,229)	(684,740)
	3,732,744	(1,937,558)	(677,474)

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss

	Year ended December 31,
	2021	2020	2019
	$	$	$
Loss before taxation	(170,284,098)	(3,901,443)	(20,872,675)
Notional tax on loss before taxation, calculated at the applicable rate	(6,622,976)	(697,772)	(3,588,281)
Tax effect of non-deductible expenses	11,587,117	1,111,877	1,278,412
Tax effect of non-taxable income	(1,008,915)	(76,874)	(40,806)
Tax effect of temporary difference not recognized		73,833	90,448
Tax effect on utilization of previously unrecognized tax loss	(579,657)	(692,350)	(6,780)
Tax effect of tax losses not recognized	—	298,651	2,274,273
Tax effect of previously unrecognized temporary differences recognized in current period	360,922	(1,957,229)	(684,740)
Others	(3,747)	2,306	—
Actual tax expense/(credit)	3,732,744	(1,937,558)	(677,474)

Schedule of deferred tax assets and liabilities recognized

	Depreciation		Intangible assets
	allowances in excess		arising from
	of the related	Tax losses	business
	depreciation	recognized	combination	Total
	$	$	$	$
Deferred tax arising from:
At January 1, 2019	135,842	(697,506)	1,231,531	669,867
Credited to profit or loss	(99,338)	(449,624)	(135,778)	(684,740)
Exchange differences	—	(22,735)	37,608	14,873
At December 31, 2019	36,504	(1,169,865)	1,133,361	—
At January 1, 2020	36,504	(1,169,865)	1,133,361	—
Charged/(credited) to profit or loss	315,514	(2,138,179)	(134,564)	(1,957,229)
Exchange differences	12,727	(39,709)	33,057	6,075
At December 31, 2020	364,745	(3,347,753)	1,031,854	(1,951,154)
At January 1, 2021	364,745	(3,347,753)	1,031,854	(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903
At December 31, 2021	1,267,681	(1,809,162)	1,121,277	579,796